Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Major Transactions and Balances Amount with Related Parties

Major transactions and balances amount with related parties were as follows:

Transactions with related parties

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchases of storage and transportation service from an affiliated company	15,183	13,843	-
Purchases of inventories and services from an affiliated company	-	24,472	137,476
Sales of inventories to a company controlled by the Chief Executive Officer of the Group	-	-	11,384

Balance amounts with related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from a company controlled by the Chief Executive Officer of the Group	-	5,594
Amounts due from affiliated companies	60	60
	60	5,654

Amounts due to an affiliated company	13,967	27,242